Acquisition reversal receivable (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Acquisition reversal receivable	$ 0	$ 18,709,318
Purchase Agreement [Member]
Acquisition reversal receivable	$ 33,200,000